Retirement benefits obligations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Percentage of contributions by employee	45.00%
Percentage of contributions by employer	55.00%
Defined benefit obligation	SFr (8,583,214)	SFr (7,060,278)
Fair value of plan assets	7,101,476	6,420,927
Funded status	(1,481,738)	(639,351)
Current service cost on defined benefit plans	(286,515)	(115,146)
Interest cost on defined benefit plans	(81,829)	(37,903)
Interest income on defined benefit plans	72,097	34,123
Company pension cost	SFr (296,247)	SFr (118,926)	SFr (63,157)
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%